Prospectus Supplement May 1, 2015

for

Executive Benefits (COLI) VUL

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2015 for Executive Benefits VUL, a corporate owned variable universal life insurance policy (the “Policy” or “Policies”) issued through The Guardian Separate Account N.

Except as set forth herein, all other provisions of the prospectus shall remain unchanged.

Effective immediately:

1.	The Example table in the section titled, “Values Associated with Your Policy – Alternate Cash Surrender Value and Net Cash Surrender Value” in the Prospectus is deleted in its entirety and replaced by the following, including the appended footnote:

EXAMPLE

The policyowner owns a Policy with a Target Premium of $53,060 and he has paid $53,060 each year for the last three Policy Years. If he were to surrender his Policy on the third Policy Anniversary:

Policy Account Value on third Policy Anniversary (assuming net return of 5.04%1):	$153,517.00

Premium charges deducted (9%):	$14,326.00

Applicable percentage of premium charge to be refunded on third Policy Anniversary (from Appendix B):	95%

Alternate Cash Surrender Value $153,517 + (95% of $14,326.00):	$167,127.00

1	The net return reflects a gross return of 6% less the deduction of 0.96%, the arithmetic average of investment advisory fees and operating expenses incurred by all of the underlying mutual funds during 2014, before giving effect to any applicable expense reimbursements and fee waivers. Please note that a decline in a mutual fund’s average net assets during the current fiscal year as a result of market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized herein, resulting in a lower net return.

2.	The section titled “Appendix C: Hypothetical Illustrations” in the Prospectus is deleted in its entirety and replaced by the following:

APPENDIX C

HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

The following tables illustrate how the Policies operate. Specifically, they show how the death benefit, Net Cash Surrender Value and Policy Account Value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after-tax annual rates of 0%, 6% and 10%. The tables are based on Policies with face amounts of $1,000,000 for a male insured, issue age 48, guaranteed underwriting class, utilizing the Cash Value Accumulation Test. Values are first given based on current charges and then based on the Policy’s higher guaranteed charges. Each illustration is given for a policy with a level death benefit (sometimes known as Option 1). These illustrations may assist in the comparison of death benefits, Net Cash Surrender Values and Policy Account Values for Executive Benefits VUL Policies with those for other variable life insurance policies that may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing an Executive Benefits VUL Policy, particularly if the decision to replace existing coverage is based primarily on a comparison of policy illustrations.

Actual returns will fluctuate over time and likely will be both positive and negative. The actual death benefits, Net Cash Surrender Values and Policy Account Values under the Policy could be significantly different from those shown even if actual returns averaged 0%, 6% and 10%, but fluctuated over and under those averages throughout the years shown. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the policyowner pays more than the stated premium.

Death benefits, Net Cash Surrender Values and Policy Account Values will also be different from the amounts shown if (1) the actual gross rates of return average 0%, 6% or 10%, but vary above and below the average over the period; and (2) premiums are paid at other than annual intervals. Benefits and values will also be affected by the policyowner’s allocation of the Unloaned Policy Account Value among the variable investment options and the fixed-rate option. If the actual gross rate of return for all options averages 0%, 6% or 10%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy’s performance. Policy loans and other Policy transactions, such as partial withdrawals, will also affect results, as will the insured’s sex and underwriting class.

Death benefits, Net Cash Surrender Values and Policy Account Values shown in the tables reflect the fact that: (1) deductions have been made from premiums for premium charges; and (2) the Monthly Deduction is deducted from the Policy Account Value on each Monthly Processing Date. See “Deductions and Charges.” The amounts shown in the illustrations also reflect an arithmetic average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.96% of the average daily net assets of such funds. The arithmetic average is based upon actual expenses of the funds incurred during 2014, before taking into account any applicable expense reimbursements or fee waivers, and on the hypothetical assumption that Policy Account Value is allocated equally among the variable investment options. For an explanation of the expenses, see the accompanying fund prospectuses. Please note that a decline in a mutual fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized herein.

Taking account of the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6% and 10% correspond to net investment experience at -0.96%, 5.04% and 9.04%, respectively.

The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, Net Cash Surrender Values and Policy Account Values illustrated. See “GIAC’s taxes.”

GIAC will furnish upon request an illustration reflecting the proposed insured’s age, sex, underwriting class, face amount requested and applicable life insurance test, but a premium-based illustration must reflect GIAC’s current minimum Face Amount requirement for Executive Benefits VUL — which is $100,000 ($250,000 for fully underwritten preferred plus NT Policies). These personalized illustrations will use either (i) a fund-specific weighted average of the investment advisory fees and operating expenses incurred by the mutual funds during 2014 selected by the policyowner (ii) an arithmetic average of the investment advisory fees and expenses incurred by all funds, based on actual fees and expenses of the funds incurred during 2014, or (iii) a weighted average of the investment advisory fees and expenses incurred by all the mutual funds during 2014, all after applicable reimbursements, waivers and restatements.

These illustrations will refer to “net outlay” as the cash flow into or out of the Policy. It is equal to the sum of all premiums and accrued loan interest paid in cash and reduced by the proceeds of any Policy loan or partial withdrawal received in cash. For purposes of these illustrations, “net outlay” will be equal to Target Premium. With this Policy, we reasonably expect that policyowners will pay the Target Premium annually. Therefore, the illustrations are based on this expectation and as a result show premiums being paid only through Policy Year seven. If the policyowner pays the Target Premium for seven years, any additional payment after that would cause the Policy to become a modified endowment contract.

From time to time, advertisements or sales literature for Executive Benefits VUL may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with historical average annual total returns of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples. Any such information is intended to show the Policy’s investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

GIAC began to offer Executive Benefits VUL on October 15, 2008. As such, the Policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates. The results for any period prior to the Policies’ being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies. Thus the illustrations will reflect deductions for each fund’s expenses, and the charges deducted from premiums, Monthly Deductions and any transaction deductions associated with the Policy in question.

Male Issue Age 48, Guaranteed Issue Standard Risk Underwriting Class

$1,000,000 Basic Face Amount

Death Benefit Option 1

Target Premium = $53,060

Payment Scenario is Target Premium for Seven Years

These values reflect CURRENT cost of insurance and other charges

Using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

	Assuming Current Charges and 0% Gross (-0.96% Net) Return				Assuming Current Charges and 6% Gross (5.04% Net) Return				Assuming Current Charges and 10% Gross (9.04% Net) Return
End of Policy Year	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit
1	53,060	45,937	51,668	1,000,000	53,060	48,776	54,506	1,000,000	53,060	50,669	56,399	1,000,000
2	53,060	91,320	101,348	1,000,000	53,060	99,902	109,930	1,000,000	53,060	105,815	115,843	1,000,000
3	53,060	136,163	149,772	1,000,000	53,060	153,517	167,127	1,000,000	53,060	165,870	179,480	1,000,000
4	53,060	180,473	196,709	1,000,000	53,060	209,761	225,997	1,000,000	53,060	231,303	247,540	1,000,000
5	53,060	224,256	238,582	1,000,000	53,060	268,782	283,108	1,000,000	53,060	302,631	316,958	1,000,000
6	53,060	267,524	277,553	1,000,000	53,060	330,749	340,777	1,000,000	53,060	380,435	390,463	1,000,000
7	53,060	310,289	310,289	1,000,000	53,060	395,842	395,842	1,000,000	53,060	464,901	464,901	1,120,032
8	0	304,550	304,550	1,000,000	0	413,336	413,336	1,002,163	0	504,014	504,014	1,177,279
9	0	298,559	298,559	1,000,000	0	431,526	431,526	1,008,501	0	546,273	546,273	1,237,770
10	0	292,285	292,285	1,000,000	0	450,421	450,421	1,015,062	0	591,914	591,914	1,301,661
15	0	254,941	254,941	1,000,000	0	555,445	555,445	1,079,191	0	879,908	879,908	1,676,126
20	0	201,855	201,855	1,000,000	0	678,986	678,986	1,158,904	0	1,296,620	1,296,620	2,169,728
25	0	119,943	119,943	1,000,000	0	822,286	822,286	1,246,972	0	1,892,910	1,892,910	2,814,259
30	0	0	0	1,000,000	0	987,573	987,573	1,348,312	0	2,740,514	2,740,514	3,668,157
35	0	0	0	1,000,000	0	1,177,124	1,177,124	1,470,993	0	3,937,682	3,937,682	4,824,130
40	0	0	0	1,000,000	0	1,395,604	1,395,604	1,627,505	0	5,627,770	5,627,770	6,434,032
45	0	0	0	1,000,000	0	1,648,321	1,648,321	1,827,865	0	8,012,566	8,012,566	8,710,816
50	0	0	0	1,000,000	0	1,958,566	1,958,566	2,061,324	0	11,476,879	11,476,879	11,842,070
55	0	0	0	1,000,000	0	2,462,439	2,462,439	2,398,329	0	17,394,291	17,394,291	16,610,752
60	0	0	0	1,000,000	0	3,148,756	3,148,756	3,066,777	0	26,812,415	26,812,415	25,604,630
65	0	0	0	1,000,000	0	4,026,359	4,026,359	3,921,532	0	41,329,974	41,329,974	39,468,236
70	0	0	0	1,000,000	0	5,148,563	5,148,563	5,014,518	0	63,708,055	63,708,055	60,838,279
73	0	0	0	1,000,000	0	5,966,919	5,966,919	5,811,568	0	82,594,641	82,594,641	78,874,105

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY’S VARIABLE INVESTMENT OPTIONS AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% OR 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Male Issue Age 48, Guaranteed Issue Standard Risk Underwriting Class

$1,000,000 Basic Face Amount

Death Benefit Option 1

Target Premium = $53,060

Payment Scenario is Target Premium for Seven Years

These values reflect GUARANTEED cost of insurance and other charges

Using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

	Assuming Guaranteed Charges and 0% Gross (-0.96% Net) Return				Assuming Guaranteed Charges and 6% Gross (5.04% Net) Return				Assuming Guaranteed Charges and 10% Gross (9.04% Net) Return
End of Policy Year	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit
1	53,060	44,657	50,388	1,000,000	53,060	47,456	53,186	1,000,000	53,060	49,323	55,053	1,000,000
2	53,060	88,861	98,889	1,000,000	53,060	97,293	107,321	1,000,000	53,060	103,104	113,132	1,000,000
3	53,060	132,587	146,197	1,000,000	53,060	149,615	163,225	1,000,000	53,060	161,740	175,350	1,000,000
4	53,060	175,810	192,046	1,000,000	53,060	204,534	220,771	1,000,000	53,060	225,671	241,908	1,000,000
5	53,060	218,473	232,799	1,000,000	53,060	262,142	276,468	1,000,000	53,060	295,356	309,682	1,000,000
6	53,060	260,577	270,606	1,000,000	53,060	322,599	332,627	1,000,000	53,060	371,368	381,396	1,000,000
7	53,060	302,087	302,087	1,000,000	53,060	386,050	386,050	1,000,000	53,060	453,778	453,778	1,094,866
8	0	294,868	294,868	1,000,000	0	401,648	401,648	1,000,000	0	490,411	490,411	1,147,397
9	0	287,169	287,169	1,000,000	0	417,698	417,698	1,000,000	0	529,724	529,724	1,202,419
10	0	278,943	278,943	1,000,000	0	434,220	434,220	1,000,000	0	571,898	571,898	1,260,050
15	0	228,891	228,891	1,000,000	0	525,084	525,084	1,022,506	0	834,111	834,111	1,592,423
20	0	150,679	150,679	1,000,000	0	625,763	625,763	1,071,127	0	1,198,286	1,198,286	2,010,849
25	0	25,498	25,498	1,000,000	0	737,372	737,372	1,121,720	0	1,702,129	1,702,129	2,538,461
30	0	0	0	1,000,000	0	856,099	856,099	1,173,425	0	2,382,239	2,382,239	3,201,004
35	0	0	0	1,000,000	0	975,292	975,292	1,225,503	0	3,271,536	3,271,536	4,029,827
40	0	0	0	1,000,000	0	1,088,189	1,088,189	1,278,238	0	4,400,247	4,400,247	5,066,697
45	0	0	0	1,000,000	0	1,190,602	1,190,602	1,331,710	0	5,803,572	5,803,572	6,363,097
50	0	0	0	1,000,000	0	1,308,051	1,308,051	1,387,133	0	7,686,148	7,686,148	7,990,061
55	0	0	0	1,000,000	0	1,613,122	1,613,122	1,571,124	0	11,426,340	11,426,340	10,911,633
60	0	0	0	1,000,000	0	2,062,722	2,062,722	2,009,018	0	17,613,123	17,613,123	16,819,727
65	0	0	0	1,000,000	0	2,637,632	2,637,632	2,568,960	0	27,149,733	27,149,733	25,926,754
70	0	0	0	1,000,000	0	3,372,777	3,372,777	3,284,966	0	41,849,933	41,849,933	39,964,773
73	0	0	0	1,000,000	0	3,908,875	3,908,875	3,807,106	0	54,256,565	54,256,565	51,812,539

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY’S VARIABLE INVESTMENT OPTIONS AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% OR 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

This Prospectus Supplement must be preceded or accompanied by the most recent Prospectus available and should be retained with the Prospectus for future reference.